Financial instruments - Carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 2,087,972	$ 2,121,467
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	1,472,117	1,515,544
Fair value	$ 1,442,046	$ 1,561,392